FORD CREDIT AUTO OWNER TRUST 2006-B
MONTHLY INVESTOR REPORT

Collection Period                                                   August, 2006
Payment Date                                                           9/15/2006
Transaction Month                                                              1

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-131003 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.

I. ORIGINAL DEAL PARAMETERS

                                                                         WEIGHTED
                                                    # OF               AVG REMAINING
                         DOLLAR AMOUNT           RECEIVABLES          TERM AT CUTOFF
                       -----------------   ----------------------   ------------------
Initial Pool Balance   $3,149,999,909.60                  154,834            52 months

                                                    NOTE                   LEGAL
                         DOLLAR AMOUNT          INTEREST RATE         FINAL MATURITY
                       -----------------   ----------------------   ------------------
Original Securities:
   Class A-1 Notes     $  657,000,000.00                   5.4048%  September 15, 2007
   Class A-2 A Notes   $  470,000,000.00                    5.420%       July 15, 2009
   Class A-2 B Notes   $  470,000,000.00   one-month LIBOR + 0.02%       July 15, 2009
   Class A-3 Notes     $  730,000,000.00                    5.260%    October 15, 2010
   Class A-4 Notes     $  438,560,000.00                    5.250%  September 15, 2011
   Class B Notes       $   87,333,000.00                    5.430%   February 15, 2012
   Class C Notes       $   58,222,000.00                    5.680%       June 15, 2012
   Class D Notes       $   58,222,000.00                    7.120%   February 15, 2013
                       -----------------
      TOTAL            $2,969,337,000.00

II. AVAILABLE FUNDS

INTEREST:
   Interest Collections                                                $ 15,563,480.72

PRINCIPAL:
   Principal Collections                                               $ 58,710,228.35
   Prepayments in Full                                                 $ 50,238,248.52
   Liquidation Proceeds                                                $      7,100.96
   Recoveries                                                          $          0.00
                                                                       ---------------
      SUB TOTAL                                                        $108,955,577.83
                                                                       ---------------

COLLECTIONS                                                            $124,519,058.55

PURCHASE AMOUNTS:
   Purchase Amounts Related to Principal                               $  2,065,484.32
   Purchase Amounts Related to Interest                                $      9,353.85
                                                                       ---------------
      SUB TOTAL                                                        $  2,074,838.17
Clean-up Call                                                          $          0.00
                                                                       ---------------
AVAILABLE COLLECTIONS                                                  $126,593,896.72
Reserve Account Draw Amount                                            $          0.00
Net Swap Receipt - Tranche A-2b                                        $     56,898.85
                                                                       ---------------
AVAILABLE FUNDS                                                        $126,650,795.57

FORD CREDIT AUTO OWNER TRUST 2006-B
MONTHLY INVESTOR REPORT

Collection Period                                                   August, 2006
Payment Date                                                           9/15/2006
Transaction Month                                                              1

III. DISTRIBUTIONS

                                       CALCULATED                                   CARRYOVER      REMAINING
AVAILABLE FUNDS                          AMOUNT         AMOUNT PAID     SHORTFALL   SHORTFALL   AVAILABLE FUNDS
---------------                     ---------------   ---------------   ---------   ---------   ---------------
Owner Trustee Fees and Expenses     $          0.00   $          0.00     $0.00       $0.00     $126,650,795.57
Indenture Trustee Fees and          $          0.00   $          0.00     $0.00       $0.00     $126,650,795.57
Servicing Fee                       $  2,624,999.92   $  2,624,999.92     $0.00       $0.00     $124,025,795.65
Net Swap Payment - Tranche A-2 B    $          0.00   $          0.00     $0.00       $0.00     $124,025,795.65
Interest - Class A-1 Notes          $  1,676,839.20   $  1,676,839.20     $0.00       $0.00     $122,348,956.45
Interest - Class A-2 A Notes        $  1,132,177.78   $  1,132,177.78     $0.00       $0.00     $121,216,778.67
Interest - Class A-2 B Notes        $  1,186,987.74   $  1,186,987.74     $0.00       $0.00     $120,029,790.93
Interest - Class A-3 Notes          $  1,706,577.78   $  1,706,577.78     $0.00       $0.00     $118,323,213.15
Interest - Class A-4 Notes          $  1,023,306.67   $  1,023,306.67     $0.00       $0.00     $117,299,906.48
Swap Termination Payment            $          0.00   $          0.00     $0.00       $0.00     $117,299,906.48
First Priority Principal Payment    $          0.00   $          0.00     $0.00       $0.00     $117,299,906.48
Interest - Class B Notes            $    210,763.64   $    210,763.64     $0.00       $0.00     $117,089,142.84
Second Priority Principal Payment   $ 44,958,770.19   $ 44,958,770.19     $0.00       $0.00     $ 72,130,372.65
Interest - Class C Notes            $    146,978.20   $    146,978.20     $0.00       $0.00     $ 71,983,394.45
Third Priority Principal Payment    $ 58,222,000.00   $ 58,222,000.00     $0.00       $0.00     $ 13,761,394.45
Interest - Class D Notes            $    184,240.28   $    184,240.28     $0.00       $0.00     $ 13,577,154.17
Reserve Account Deposit             $          0.00   $          0.00     $0.00       $0.00     $ 13,577,154.17
Regular Principal Payment           $553,819,229.81   $ 13,577,154.17     $0.00       $0.00     $          0.00
Additional Trustee Fees and         $          0.00   $          0.00     $0.00       $0.00     $          0.00
Residual Released to Depositor      $          0.00   $          0.00     $0.00       $0.00     $          0.00
                                                      ---------------
TOTAL                                                 $126,650,795.57

                                                  PRINCIPAL PAYMENT:
                                                     First Priority Principal Payment           $          0.00
                                                     Second Priority Principal Payment          $ 44,958,770.19
                                                     Third Priority Principal Payment           $ 58,222,000.00
                                                     Regular Principal Payment                  $ 13,577,154.17
                                                                                                ---------------
                                                     TOTAL                                      $116,757,924.36

IV. NOTEHOLDER PAYMENTS

                     NOTEHOLDER PRINCIPAL PAYMENTS     NOTEHOLDER INTEREST PAYMENTS            TOTAL PAYMENT
                    -------------------------------   -----------------------------   -------------------------------
                                      PER $1,000 OF                   PER $1,000 OF                     PER $1,000 OF
                                         ORIGINAL                        ORIGINAL                          ORIGINAL
                         ACTUAL          BALANCE          ACTUAL         BALANCE           ACTUAL          BALANCE
                    ---------------   -------------   -------------   -------------   ---------------   -------------
Class A-1 Notes     $116,757,924.36         $177.71   $1,676,839.20           $2.55   $118,434,763.56         $180.27
Class A-2 A Notes   $          0.00         $  0.00   $1,132,177.78           $2.41   $  1,132,177.78         $  2.41
Class A-2 B Notes   $          0.00         $  0.00   $1,186,987.74           $2.53   $  1,186,987.74         $  2.53
Class A-3 Notes     $          0.00         $  0.00   $1,706,577.78           $2.34   $  1,706,577.78         $  2.34
Class A-4 Notes     $          0.00         $  0.00   $1,023,306.67           $2.33   $  1,023,306.67         $  2.33
Class B Notes       $          0.00         $  0.00   $  210,763.64           $2.41   $    210,763.64         $  2.41
Class C Notes       $          0.00         $  0.00   $  146,978.20           $2.52   $    146,978.20         $  2.52
Class D Notes       $          0.00         $  0.00   $  184,240.28           $3.16   $    184,240.28         $  3.16
                    ---------------         -------   -------------           -----   ---------------         -------
TOTAL               $116,757,924.36         $ 39.32   $7,267,871.29           $2.45   $124,025,795.65         $ 41.77

FORD CREDIT AUTO OWNER TRUST 2006-B
MONTHLY INVESTOR REPORT

Collection Period                                                   August, 2006
Payment Date                                                           9/15/2006
Transaction Month                                                              1

V. NOTE BALANCE AND POOL INFORMATION

                                           BEGINNING OF                           END OF PERIOD
                                          PERIOD BALANCE       NOTE FACTOR            BALANCE          NOTE FACTOR
                                        -----------------   -----------------   -----------------   -----------------
Class A-1 Notes                         $  657,000,000.00           1.0000000   $  540,242,075.64           0.8222863
Class A-2 A Notes                       $  470,000,000.00           1.0000000   $  470,000,000.00           1.0000000
Class A-2 B Notes                       $  470,000,000.00           1.0000000   $  470,000,000.00           1.0000000
Class A-3 Notes                         $  730,000,000.00           1.0000000   $  730,000,000.00           1.0000000
Class A-4 Notes                         $  438,560,000.00           1.0000000   $  438,560,000.00           1.0000000
Class B Notes                           $   87,333,000.00           1.0000000   $   87,333,000.00           1.0000000
Class C Notes                           $   58,222,000.00           1.0000000   $   58,222,000.00           1.0000000
Class D Notes                           $   58,222,000.00           1.0000000   $   58,222,000.00           1.0000000
                                        -----------------           ---------   -----------------           ---------
TOTAL                                   $2,969,337,000.00           1.0000000   $2,852,579,075.64           0.9606788

POOL INFORMATION
Weighted Average APR                                                    5.796%                                  5.763%
Weighted Average Remaining Term                                         56.40                                   55.60
Number of Receivables Outstanding                                     154,834                                 151,178
Pool Balance                                                $3,149,999,909.60                       $3,038,975,491.87
Adjusted Pool Balance (Pool Balance -
   YSOC Amount)                                             $2,911,116,125.02                       $2,807,934,229.81
Pool Factor                                                         1.0000000                               0.9647542

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance                                                                           $   15,749,999.55
Targeted Credit Enhancement Amount                                                                  $   30,389,754.92
Yield Supplement Overcollateralization Amount                                                       $  231,041,262.06
Targeted Overcollateralization Amount                                                               $  245,681,017.43
Actual Overcollateralization Amount (EOP Pool Balance
   -EOP Note Balance)                                                                               $  186,396,416.23

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance                                                                   $   15,749,999.55
Reserve Account Deposits Made                                                                                    0.00
Reserve Account Draw Amount                                                                                      0.00
                                                                                                    -----------------
Ending Reserve Account Balance                                                                      $   15,749,999.55
Change in Reserve Account Balance                                                                   $            0.00
Specified Reserve Balance                                                                           $   15,749,999.55

FORD CREDIT AUTO OWNER TRUST 2006-B
MONTHLY INVESTOR REPORT

Collection Period                                                   August, 2006
Payment Date                                                           9/15/2006
Transaction Month                                                              1

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

                                                                     # OF
                                                                 RECEIVABLES       AMOUNT
                                                                 -----------   --------------
Realized Loss                                                            355   $     3,352.20
(Recoveries)                                                               0   $         0.00
                                                                               --------------
NET LOSSES FOR CURRENT COLLECTION PERIOD                                       $     3,352.20
Cumulative Net Losses Last Collection                                          $         0.00
                                                                               --------------
CUMULATIVE NET LOSSES FOR ALL COLLECTION PERIODS                               $     3,352.20

Ratio of Net Losses for Current Collection Period
   to Beginning of Period Pool Balance (annualized)                                      0.00%

DELINQUENT RECEIVABLES:

                                                       % OF          # OF
                                                      EOP POOL   RECEIVABLES       AMOUNT
                                                      --------   -----------   --------------
31-60 Days Delinquent                                    0.54%           825   $16,918,692.20
61-90 Days Delinquent                                    0.00%             2   $    66,252.57
91-120 Days Delinquent                                   0.00%             0   $         0.00
Over 120 Days Delinquent                                 0.00%             0   $         0.00
                                                         ----            ---   --------------
TOTAL DELINQUENT RECEIVABLES                             0.54%           827   $16,984,944.77

REPOSSESION INVENTORY:
Repossesed in the Current Collection Period                               30   $   571,600.40
Total Repossesed Inventory                                                29   $   571,600.40

RATIO OF NET LOSSES TO THE AVERAGE POOL BALANCE
   FOR THE COLLECTION PERIOD:
Second Preceding Collection Period                                                     0.0000%
Preceding Collection Period                                                            0.0000%
Current Collection Period                                                              0.0013%
Three Month Average                                                                    0.0000%

NUMBER OF 61+ DELINQUENT RECEIVABLES TO EOP NUMBER
   OF OUTSTANDING RECEIVABLES:
Second Preceding Collection Period                                                     0.0000%
Preceding Collection Period                                                            0.0000%
Current Collection Period                                                              0.0013%
Three Month Average                                                                    0.0000%